WESTWOOD BALANCED FUND (Prospectus Summary) | WESTWOOD BALANCED FUND
WESTWOOD BALANCED FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Balanced Fund (the "Fund") is to seek to provide capital appreciation and current income by investing in a portfolio of stocks and fixed-income securities.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR IF YOU BUY AND HOLD INSTITUTIONAL SHARES OF THE FUND)
Annual Fund Operating Expenses		WESTWOOD BALANCED FUND INSTITUTIONAL CLASS SHARES
Management Fees		0.75%
Other Expenses		0.75%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.51%
Less Fee Reductions and/or Expense Reimbursements		(0.60%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	0.91%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.90% of the Fund's Institutional Shares' average daily net assets until February 28, 2013. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2013.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
WESTWOOD BALANCED FUND INSTITUTIONAL CLASS SHARES	93	418	767	1,750

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests in a combination of equity and debt securities. The Fund uses a bottom-up approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The
Adviser typically invests approximately 60% of the Fund's assets in equity securities and approximately 40% of the Fund's assets in debt securities, and any balance of the Fund's assets in cash or cash equivalents. The actual mix of assets will vary depending on the Adviser's analysis of market and economic conditions.

The Fund typically invests in stocks of companies that have market capitalizations of $1 billion or more and have been operating for at least three years. The Adviser chooses stocks of seasoned companies with proven performance records and above-average earnings growth potential. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds ("ETFs"), royalty trusts, MLPs and securities of real estate investment trusts ("REITs").  The Fund generally invests in debt and equity securities of domestic companies, but may also invest in securities of foreign companies and American Depositary Receipts
("ADRs"). In the event the Fund invests in foreign securities and ADRs, the
Adviser expects that the Fund's investments in such securities would normally represent less than 25% of the Fund's assets.

The debt securities held by the Fund are, in the aggregate, investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a nationally recognized rating agency. The government issuers in which the Fund invests primarily include U.S Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements involving these securities. There are no restrictions on the maximum or minimum maturity of any individual security in which the Fund may invest.  In addition, the Fund's debt securities may include unrated securities if deemed by the Adviser to be of comparable quality to investment grade.

The Fund invests in approximately 40-60 equity securities and approximately
40-60 debt securities that are well diversified among market sectors. The
Adviser utilizes a value style of investing and selects securities for the Fund that it believes are currently undervalued in the market and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company's fundamentals that make the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund.
PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the
Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks.

U.S. GOVERNMENT SECURITIES RISK -- Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
Treasury or by the government sponsored agency's own resources.  As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate.  REITs are susceptible to the risks associated with direct ownership of real estate, such as the following:
declines in property values; increases in property taxes, operating expenses, rising interest ates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying
Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

ROYALTY TRUST RISK -- The Fund may invest in royalty trusts. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust.  A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows.
Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange
Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an
MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  These risks will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency.
As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.  While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund.
Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Shares of the Fund by showing changes in the Fund's Institutional Shares' performance from year to year and by showing how the Fund's Institutional Shares' average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

BEST QUARTER WORST QUARTER 8.29% (11.41)% (06/30/2009) (12/31/2008)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns WESTWOOD BALANCED FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
INSTITUTIONAL CLASS SHARES	FUND RETURNS BEFORE TAXES	1.63%	1.65%	2.62%	Sep. 08, 2006
INSTITUTIONAL CLASS SHARES After Taxes on Distributions	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	1.28%	1.12%	2.10%	Sep. 08, 2006
INSTITUTIONAL CLASS SHARES After Taxes on Distributions and Sales	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	1.35%	1.20%	2.04%	Sep. 08, 2006
S&P 500 Index	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	2.11%	(0.25%)	1.00%	Sep. 08, 2006
BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT INDEX	BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	8.74%	6.55%	6.43%	Sep. 08, 2006
60/40 BLENDED BENCHMARK INDEX	60/40 BLENDED BENCHMARK INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	5.05%	2.87%	3.58%	Sep. 08, 2006